REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE AND DEFERRED REVENUE
Schedule of the group's revenues from contracts with customers disaggregated by recognition timing

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Revenues:
Recognized over time	898,233	926,479	818,711	112,163
Recognized at a point in time	87,284	91,660	103,490	14,178
Total revenues	985,517	1,018,139	922,201	126,341